15. Financial leases (Details Narrative) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
FinancialLeasesLineItems [Line Items]
Finance lease receivables	R$ 205,331	R$ 204,762
Leasing - Liabilities	1,887,172	1,802,238
LT Amazonas [Member]
FinancialLeasesLineItems [Line Items]
Finance lease receivables	205,331	204,762
Finance lease principal	185,558
Finance lease interest accrued	R$ 19,773
Finance lease receivables interest rate	12.56%
Leasing - Liabilities	R$ 351,063	351,798
Finance lease principal	313,001
Finance lease interest accrued	R$ 38,062
Finance lease liabilities interest rate	14.44%
Sale of Towers (leaseback) [Member]
FinancialLeasesLineItems [Line Items]
Leasing - Liabilities	R$ 1,466,895	R$ 1,411,055
Finance lease principal	1,337,638
Finance lease interest accrued	R$ 129,257